Income Taxes - Schedule of Reconciliation of Statutory Federal Rate to the Company's Effective Tax Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate					21.00%	21.00%	21.00%
State taxes, net of federal benefit					1.60%	1.70%	1.80%
Tax credits					0.20%	1.60%	1.30%
Equity compensation					(0.90%)	(1.00%)	(1.10%)
Change in valuation allowance					(20.90%)	(20.60%)	(21.30%)
Other, net					(0.80%)	(1.80%)	(1.30%)
Effective tax rate	0.00%	0.70%	0.30%	0.20%	0.20%	0.90%	0.40%